Annual Total Returns [BarChart] - Pioneer Bond VCT Portfolio - Pioneer Bond VCT Portfolio: Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	5.53%
Annual Return 2012	8.75%
Annual Return 2013	1.02%
Annual Return 2014	6.05%
Annual Return 2015	0.30%
Annual Return 2016	4.10%
Annual Return 2017	4.00%
Annual Return 2018	(0.84%)
Annual Return 2019	9.27%
Annual Return 2020	8.70%